Nature of Operations and Basis of Presentation	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Nature of Operations

TerraForm Power, Inc. ("TerraForm Power") and its subsidiaries (together with TerraForm Power, the "Company") is a controlled affiliate of SunEdison, Inc. (together with its consolidated subsidiaries excluding the Company and TerraForm Global, Inc. and its subsidiaries, "SunEdison"). TerraForm Power is a holding company and its sole asset is an equity interest in TerraForm Power, LLC ("Terra LLC"), which through its subsidiaries owns and operates renewable energy facilities that have long-term contractual arrangements to sell the electricity generated by these facilities to third parties. The related green energy certificates, ancillary services and other environmental attributes generated by these facilities are also sold to third parties. TerraForm Power is the managing member of Terra LLC and operates, controls and consolidates the business affairs of Terra LLC.

The SunEdison Bankruptcy and the Brookfield Sponsorship Transaction

On April 21, 2016, SunEdison Inc. and certain of its domestic and international subsidiaries (the "SunEdison Debtors") voluntarily filed for protection under Chapter 11 of the U.S. Bankruptcy Code (the "SunEdison Bankruptcy"). The Company is not a part of the SunEdison Bankruptcy and has no plans to file for bankruptcy itself. The Company does not rely on SunEdison for funding or liquidity and believes that the Company will have sufficient liquidity to support its ongoing operations, absent the potential negative impact of default conditions that could arise from failure to meet financial statement deadlines as described below. The Company believes its equity interests in its renewable energy facilities that are legally owned by the Company’s subsidiaries are not available to satisfy the claims of the creditors of the SunEdison Bankruptcy.

In anticipation of and in response to SunEdison’s financial and operating difficulties, which culminated in the SunEdison Bankruptcy, at the direction of its Board of Directors (the "Board"), the Company has undertaken, and continues to undertake, a number of strategic initiatives to mitigate the adverse impacts of the SunEdison Bankruptcy on the Company. These initiatives focused on governance, operations and business performance initiatives deemed especially critical because SunEdison provided all personnel and services to the Company (other than those operational services provided by third parties). These initiatives include, among other things, developing continuity plans, establishing stand-alone information technology, accounting and other systems and infrastructure, directly hiring employees and retaining backup or replacement operation and maintenance ("O&M") and asset management services for the Company's wind and solar facilities from other providers.

As part of this overall strategic review process, the Company also initiated a process for the exploration and evaluation of potential strategic alternatives for the Company, including potential transactions to secure a new sponsor or sell the Company. This process resulted in the Company's entry into a definitive merger and sponsorship transaction agreement (the “Merger Agreement”) on March 6, 2017 with Orion US Holdings 1 L.P. ("Orion Holdings") and BRE TERP Holdings Inc. ("Merger Sub"), a wholly-owned subsidiary of Orion Holdings, which are affiliates of Brookfield Asset Management, Inc. (“Brookfield”). Subject to the satisfaction of conditions precedent described below, Orion Holdings would hold approximately 51% of the Class A shares of TerraForm Power following the consummation of the merger of Merger Sub with and into the Company (the "Merger"). In addition, the Merger Agreement provides that at or prior to the closing of the Merger, the Company will enter into a series of sponsorship documents with Brookfield and certain of its affiliates as are more fully described in Note 15. Related Parties and Note 6. Long-term Debt.

Concurrently with the Company's entry into the Merger Agreement, the Company and SunEdison also entered into a settlement agreement (the “Settlement Agreement”). Under the Settlement Agreement, in connection with the closing of the Merger, SunEdison will exchange its Class B units of Terra LLC for 48,202,310 Class A shares of TerraForm Power, plus an incremental amount of Class A shares such that immediately prior to the consummation of the Merger, SunEdison will hold an aggregate number of Class A shares equal to 36.9% of the Company’s fully diluted share count. As a result of and following completion of the exchange, all of the issued and outstanding shares of Class B common stock of the Company will be redeemed and retired. In addition, also as part of the settlement, SunEdison agreed to deliver the outstanding incentive distribution rights of Terra LLC (the “IDRs”) held by SunEdison or certain of its affiliates to TerraForm Power or its designee and in connection therewith, concurrently with the execution and delivery of the Merger Agreement, TerraForm Power, Terra LLC, BRE Delaware, Inc. (the “Brookfield IDR Holder”) and SunEdison and certain of its affiliates have entered into an Incentive Distribution Rights Transfer Agreement (the “IDR Transfer Agreement”), pursuant to which certain SunEdison affiliates will transfer all of the IDRs to Brookfield IDR Holder at the effective time of the Merger. SunEdison also executed and delivered a voting and support agreement (the "Voting and Support Agreement"), pursuant to which it has agreed to vote or cause to be voted any shares of common stock of TerraForm Power held by it or any of its controlled affiliates in favor of the Merger and to take certain other actions to support the consummation of the transaction. Upon the consummation of the Merger or other transaction jointly supported by the Company and SunEdison, all agreements between the Company and the SunEdison Debtors will be rejected, subject to certain limited exceptions, and the Company will be deemed to have no damages, claims or liabilities arising from those rejections.

The closing of the Merger is subject to conditions, including a non-waivable condition to closing that the Merger Agreement and the transactions contemplated thereby be approved by holders of a majority of the outstanding Class A shares, excluding SunEdison, Orion Holdings, any of their respective affiliates or any person with whom any of them has formed (and not terminated) a “group” (as such term is defined in the Securities Exchange Act of 1934, as amended). Additional conditions include the adoption of the Merger Agreement by the holders of a majority of the total voting power of the outstanding shares of the Company’s common stock entitled to vote on the Merger and other customary closing conditions. Certain conditions have been satisfied including (1) the entry by the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) of orders authorizing and approving the entry by SunEdison (and, if applicable, SunEdison’s debtor affiliates) into the Settlement Agreement, the Voting and Support Agreement and any other agreement entered into in connection with the Merger or the other transactions contemplated thereby to which SunEdison or any other debtor will be a party, (2) the expiration or early termination of the waiting period applicable to consummation of the Merger under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (3) regulatory approval under Federal Energy Regulatory Commission Section 203 and (4) the closing of the sale of substantially all of the Company's U.K. solar facilities as described in Note 2. Assets Held for Sale. As of the date hereof, the Company has received each of the regulatory approvals required to be obtained as a condition to closing of the Sponsorship Transaction other than certain regulatory approvals in Canada and Chile. The Company believes that it and Brookfield have provided all required information to the regulatory agencies in respect of such pending regulatory approvals. There is no financing condition to the consummation of the transactions contemplated by the Merger Agreement. The Company filed a Definitive Proxy Statement on Schedule 14A on September 6, 2017 and has scheduled a special meeting of the stockholders of its Class A and Class B common stock to be held on October 6, 2017 in connection therewith for the stockholders to vote upon a proposal to adopt and approve the Merger Agreement, a proposal to approve an amendment of the Company’s certificate of incorporation, a proposal to approve, by non-binding advisory vote, certain compensation arrangements for the Company’s named executive officers in connection with the Merger and the other transactions contemplated thereby and any proposal to adjourn the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to adopt and approve the Merger Agreement or to approve the certificate of incorporation amendment.

The Merger Agreement contains specified termination rights, including the right for each of the Company or Orion Holdings to terminate the Merger Agreement if the Merger is not consummated by December 6, 2017, subject to extension until March 6, 2018 to obtain required regulatory approvals. The Merger Agreement also provides for other customary termination rights for both the Company and Orion Holdings, as well as a mutual termination right in the event that the Settlement Agreement is terminated in accordance with its terms. In the event the Merger Agreement is terminated by either the Company or Orion Holdings due to the failure to obtain the requisite stockholder approvals or the termination of the Settlement Agreement, and the Board did not change its recommendation to the Company's stockholders to approve the Merger, the Company will pay to Orion Holdings all reasonable and documented out-of-pocket expenses incurred in connection with the Merger Agreement, in an amount not to exceed $17.0 million. The Merger Agreement further provides that upon termination of the Merger Agreement under certain other specified circumstances, the Company will be required to pay Orion Holdings a termination fee of $50.0 million. The Company's obligation to pay any combination of out-of-pocket expenses or termination fees shall not in any event exceed $50.0 million.

The Settlement Agreement has been approved by the Bankruptcy Court. However, the settlements, mutual release and certain other terms and conditions of the Settlement Agreement will only become effective upon the consummation of the Merger or other transaction jointly supported by the Company and SunEdison or upon a “Stand-Alone Conversion.” SunEdison may elect to effect a Stand-Alone Conversion if the Merger is not consummated due to the failure to receive the requisite stockholder vote and SunEdison is otherwise in compliance with the Settlement Agreement and the Voting and Support Agreement. Upon a Stand-Alone Conversion, SunEdison would exchange its Class B units in Terra LLC and its Class B shares in TerraForm Power for newly issued Class A common stock constituting 36.9% of the aggregate issued and outstanding Class A common stock on a fully diluted basis. SunEdison would also be required to deliver a customary voting agreement and an irrevocable proxy in customary form and substance reasonably acceptable to the Company and the holder of the Class A common stock issued to SunEdison, which may be SunEdison or a third party that receives the Class A common stock as part of a distribution in connection with SunEdison’s plan of reorganization. This voting agreement would require the applicable stockholder, for a period of one year from the date of the Stand-Alone Conversion, to vote one-half of its voting power in the same proportion of the votes cast by stockholders not a party to a similar voting agreement, which would effectively reduce the voting power of the applicable stockholder.

As part of these strategic initiatives, the Company has also been working to obtain waivers or forbearance of defaults that have arisen as a result of the SunEdison Bankruptcy and the delays in the completion of the Company’s corporate and project-level audits. In most of the Company's debt-financed projects, SunEdison Debtors were a party to a material project agreement or guarantor thereof, such as being a party to or guarantor of an asset management or O&M contract. As a result of the SunEdison Bankruptcy and delays in delivery of 2015 audited financial statements for the Company and/or certain project-level subsidiaries, among other things, the Company experienced defaults under most of its non-recourse financing agreements in 2016. During the course of 2016 and to date in 2017, the Company cured or obtained waivers or temporary forbearances with respect to most of these defaults and has transitioned, or is working to transition, the project-level services provided by SunEdison Debtors to third parties or in-house to a Company affiliate; however, certain of these defaults persist. Moreover, the Company has experienced additional defaults under most of the same non-recourse financing agreements in 2017 as the result of the failure to timely complete Company and/or project-level audits. The Company filed its Form 10-K for the year ended December 31, 2016 on July 21, 2017 and has substantially completed its project-level audits for fiscal year 2016 as of the date hereof. The Company is working to complete the remaining project-level audits and outstanding project-level quarterly reporting deliverables for 2017 and seeking to obtain waivers for such default and late delivery. To date none of the non-recourse financings has been accelerated and no project-level lender has notified the Company of such lenders election to enforce project security interests, although no assurances can be given that the Company will obtain waivers and/or permanent forbearance of existing or future defaults or that none of the financings will be accelerated. The Company's corporate-level revolving credit facility and senior note indentures do not include an event of default provision directly triggered by the occurrence of the SunEdison Bankruptcy.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

As described above, SunEdison filed for bankruptcy on April 21, 2016. The Company is not a part of the SunEdison Bankruptcy and has no plans to file for bankruptcy itself. The Company does not rely on SunEdison for funding or liquidity and believes that it will have sufficient liquidity to support its ongoing operations, absent the potential negative impact of default conditions that could arise from failure to meet financial statement deadlines as described below. The Company believes its equity interests in its renewable energy facilities that are legally owned by the Company's subsidiaries are not available to satisfy the claims of the creditors of the SunEdison Bankruptcy. However, we believe the SunEdison Bankruptcy and the related impacts raise substantial doubt about our ability to continue as a going concern for the following reasons:

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Prior to the SunEdison Bankruptcy, we relied almost exclusively on the personnel and management and administration services provided by or under the direction of SunEdison. Subsequent to the SunEdison Bankruptcy, we have incurred and expect to continue to incur significant costs procuring these services from unaffiliated third parties. In addition, if we are unable to replace these services or key personnel in the future, this would restrict our ability to timely complete Company or project-level audits as required by our corporate and non-recourse financing arrangements.

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We experienced covenant defaults under most of our financing arrangements in 2016, mainly because of delays in the delivery of project-level audited financial statements and the delay in the filing of the Company’s audited annual financial statements for 2015 on Form 10-K, which was filed in December of 2016. In addition, in a number of cases the SunEdison Bankruptcy resulted in defaults because SunEdison Debtors were serving as O&M and asset management services providers or as guarantors under relevant contracts. We have been working diligently with our lenders to cure or waive instances of default, including through the completion of project-level audits and the retention of replacement service providers. However, there can be no assurance that all remaining defaults will be cured or waived, and we have experienced additional defaults under most of the same non-recourse financing agreements in 2017 as the result of the failure to timely complete Company and/or project-level audits. The Company filed its Form 10-K for the year ended December 31, 2016 on July 21, 2017 and has substantially completed its project-level audits for fiscal year 2016 as of the date hereof. The Company is working to complete the remaining project-level audits and outstanding project-level quarterly reporting deliverables for 2017 and seeking to obtain waivers for such default and late delivery. If the remaining or future defaults are not cured or waived, this would restrict the ability of the relevant project-level subsidiaries to make distributions to us, which may affect our ability to meet certain covenants related to our revolving credit facility at the corporate level, or entitle the related lenders to demand repayment or enforce their security interests, which could have a material adverse effect on our business, results of operations, financial condition and ability to pay dividends. If this were to occur, the Company would not have sufficient liquidity to meet its obligations.

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Finally, there is a risk that an interested party in the SunEdison Bankruptcy could request that the assets and liabilities of the Company be substantively consolidated with SunEdison. Bankruptcy courts have broad equitable powers, and thus, outcomes in bankruptcy proceedings are inherently difficult to predict. To the extent the Bankruptcy Court were to determine that substantive consolidation was appropriate under the Company's facts and circumstances, the assets and liabilities of the Company could be made available to help satisfy the debt or contractual obligations of SunEdison. While it has not been requested to date and we believe there is no basis for substantive consolidation in our circumstances, we cannot assure you that substantive consolidation will not be requested in the future or that the Bankruptcy Court would not consider it.

As described above under "The SunEdison Bankruptcy and the Brookfield Sponsorship Transaction," the Company has undertaken, and continues to undertake, a number of strategic initiatives to mitigate the adverse impacts of the SunEdison Bankruptcy on the Company. While the Company believes that the actions described above are more likely than not to address the substantial doubt surrounding our ability to continue as a going concern, we cannot assert that it is probable that management's plans will fully mitigate the conditions identified. If we cannot continue as a going concern, material adjustments to the carrying values and classifications of our assets and liabilities and the reported amounts of income and expense could be required.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the Securities and Exchange Commission’s ("SEC") regulations for interim financial information. Accordingly, they do not include all of the information and notes required by U.S. generally accepted accounting principles ("U.S. GAAP") for complete financial statements. The financial statements should be read in conjunction with the accounting policies and other disclosures as set forth in the notes to the Company’s annual financial statements for the year ended December 31, 2016, filed with the SEC on Form 10-K on July 21, 2017. Interim results are not necessarily indicative of results for a full year.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all material adjustments consisting of normal and recurring accruals necessary to present fairly the Company's financial position as of June 30, 2017, the results of operations and comprehensive income (loss) for the three and six months ended June 30, 2017 and 2016 and cash flows for the six months ended June 30, 2017 and 2016.

Use of Estimates

In preparing the unaudited condensed consolidated financial statements, the Company used estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements. Such estimates also affect the reported amounts of revenues, expenses and cash flows during the reporting period. To the extent there are material differences between the estimates and actual results, the Company's future results of operations would be affected.

Recent Accounting Developments

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU No. 2014-09 will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606), Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarifies how to apply the implementation guidance on principal versus agent considerations related to the sale of goods or services to a customer as updated by ASU No. 2014-09. ASU No. 2014-09 and ASU No. 2016-08 will become effective for the Company on January 1, 2018. Early application is permitted but not before January 1, 2017. ASU No. 2014-09 and ASU No. 2016-08 permit the use of either the retrospective or modified retrospective method. The Company is working through an adoption plan which includes the evaluation of revenue contracts compared to the new standards and evaluating the impact of the new standards on the Company's consolidated financial statements and related disclosures. The Company does not plan to adopt these standards prior to January 1, 2018.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which primarily changes the lessee's accounting for operating leases by requiring recognition of lease right-of-use assets and lease liabilities. This standard is effective for annual reporting periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the effect of ASU No. 2016-02 on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation - Stock Compensation (Topic 718). This update was issued as part of the FASB's simplification initiative and affects all entities that issue share-based payment awards to their employees. The amendments in this update cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. This update is effective for annual and interim periods beginning after December 15, 2016, with early adoption permitted if all provisions are adopted within the same period. The Company adopted ASU No. 2016-09 as of January 1, 2017, which did not result in any material adjustments to the Company's consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-06, Derivatives and Hedging (Topic 815), which clarifies that determining whether the economic characteristics of a put or call are clearly and closely related to its debt host requires only an assessment of the four-step decision sequence outlined in FASB ASC paragraph 815-15-25-24. Additionally, entities are not required to separately assess whether the contingency itself is clearly and closely related. This standard is effective for annual and interim periods beginning after December 15, 2016, with early adoption permitted. The amendments in this update should be applied on a modified retrospective basis. The adoption of ASU No. 2016-06 as of January 1, 2017 did not have an impact on the Company's consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-07, Investments - Equity Method and Joint Ventures (Topic 323). The amendments of ASU No. 2016-07 eliminate the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting with no retroactive adjustment to the investment. In addition, ASU No. 2016-07 requires that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The guidance in ASU No. 2016-07 is effective for fiscal years beginning after December 15, 2016, and interim periods within those annual periods. The adoption of ASU No. 2016-07 is required to be applied prospectively and early adoption is permitted. The Company evaluated this standard and determined that it did not have an impact on its consolidated financial statements as it does not have any equity method investments.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. The amendments of ASU No. 2016-15 were issued to address eight specific cash flow issues for which stakeholders have indicated to the FASB that a diversity in practice existed in how entities were presenting and classifying these items in the statement of cash flows. The issues addressed by ASU No. 2016-15 include but are not limited to the classification of debt prepayment and debt extinguishment costs, payments made for contingent consideration for a business combination, proceeds from the settlement of insurance proceeds, distributions received from equity method investees and separately identifiable cash flows and the application of the predominance principle. The amendments of ASU No. 2016-15 are effective for public entities for fiscal years beginning after December 15, 2017 and interim periods in those fiscal years. Early adoption is permitted, including adoption in an interim fiscal period with all amendments adopted in the same period. The adoption of ASU No. 2016-15 is required to be applied retrospectively. The Company is currently evaluating the impact of the standard on its consolidated statements of cash flows.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory. The amendments of ASU No. 2016-16 were issued to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party which has resulted in diversity in practice and increased complexity within financial reporting. The amendments of ASU No. 2016-16 would require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs and do not require new disclosure requirements. The amendments of ASU No. 2016-16 are effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted and the adoption of ASU No. 2016-16 should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company does not expect this standard to have an impact on its consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-17, Consolidation (Topic 810), Interests Held through Related Parties That Are under Common Control. ASU No. 2016-17 updates ASU No. 2015-02. Under the amendments, a single decision maker is not required to consider indirect interests held through related parties that are under common control with the single decision maker to be the equivalent of direct interests in their entirety. Instead, a single decision maker is required to include those interests on a proportionate basis consistent with indirect interests held through other related parties. ASU No. 2016-17 is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods, with early adoption permitted. The adoption of ASU No. 2016-17 as of January 1, 2017 did not have an impact on the Company's consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 320), Restricted Cash, a Consensus of the FASB Emerging Issues Task Force. The amendments require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU No. 2016-18 is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted and the adoption of ASU No. 2016-18 will be applied retrospectively. The Company elected to early adopt ASU No. 2016-18 during the second quarter of 2017 and has revised its unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2016. Net cash used in investing activities for the six months ended June 30, 2016 decreased by $62.2 million as a result of the adoption of this standard. The sum of the Company's cash and cash equivalents of $565.3 million, current portion of restricted cash of $114.9 million and non-current portion of restricted cash of $2.6 million reported within the unaudited condensed consolidated balance sheet as of December 31, 2016 equals the beginning balance of cash, cash equivalents and restricted cash of $682.8 million shown in the unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2017. The sum of the Company's cash and cash equivalents of $691.8 million, current portion of restricted cash of $168.0 million and non-current portion of restricted cash of $3.1 million reported within the unaudited condensed consolidated balance sheet as of June 30, 2017 equals the ending balance of cash, cash equivalents and restricted cash of $862.9 million shown in the unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2017. The Company had $41.9 million of restricted cash classified within assets held for sale as of June 30, 2016 (with no comparable amount as of December 31, 2015) and thus had to add this reclassification amount to the net change in cash, cash equivalents and restricted cash classified within assets held for sale line reported in the unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2016 to reconcile the change in the beginning and end-of-period cash, cash equivalents and restricted cash. The Company's restricted cash balances during 2016 also included amounts related to its renewable energy facilities located in the United Kingdom (the "U.K.") and Canada, which resulted in a $3.4 million change in the effect of exchange rate changes on cash, cash equivalents and restricted cash line reported in the unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2016.

In December 2016, the FASB issued ASU No. 2016-19, Technical Corrections and Improvements. The amendments cover a wide range of topics in the Accounting Standards Codification, covering differences between original guidance and the Accounting Standards Codification, guidance clarification and reference corrections, simplification and minor improvements. The adoption of ASU No. 2016-19 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2016. The Company evaluated this standard and determined that it did not have an impact on its consolidated financial statements.

In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amendments in this update are of a similar nature to the items typically addressed in ASU 2016-19, Technical Corrections and Improvements. However, the FASB decided to issue a separate update for technical corrections and improvements to Topic 606 and other Topics amended by ASU No. 2014-09 to increase stakeholders’ awareness of the proposals and to expedite improvements to ASU No. 2014-09. The adoption of ASU No. 2016-20 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual periods. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently evaluating the effect of this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805), Clarifying the Definition of a Business. The amendment seeks to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill and consolidation. The adoption of ASU No. 2017-01 is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The amendments should be applied prospectively on or after the effective dates. Accordingly, the adoption will not have an effect on the Company's historical financial statements. The Company is currently evaluating the effect of this standard on future consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment. The amendment simplifies the accounting for goodwill impairment by removing Step 2 of the current test, which requires calculation of a hypothetical purchase price allocation. Under the revised guidance, goodwill impairment will be measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill (currently Step 1 of the two step impairment test). Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. The standard is effective January 1, 2020, with early adoption permitted, and must be adopted on a prospective basis. This updated guidance is not currently expected to impact the Company's financial reporting as the Company does not have any goodwill.

In February 2017, the FASB issued ASU No. 2017-05, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. This ASU is meant to clarify the scope of ASC Subtopic 610-20, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets and to add guidance for partial sales of nonfinancial assets. ASU No. 2017-05 is to be applied using a full retrospective method or a modified retrospective method as outlined in the guidance and is effective at the same time as ASU No. 2014-09. Further, the Company is required to adopt ASU No. 2017-05 at the same time that it adopts the guidance in ASU No. 2014-09. The Company is currently evaluating the effect of this standard on its consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting. The amendment clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as a modification. The new guidance is expected to reduce diversity in practice and result in fewer changes to the terms of an award being accounted for as a modification. Changes to the terms or conditions of a share-based payment award that do not impact the fair value of the award, vesting conditions and the classification as an equity or liability instrument will not need to be assessed under modification accounting. The guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The amendments in this update should be applied prospectively to an award modified on or after the adoption date. Accordingly, the adoption will not have an effect on the Company's historical financial statements. The Company is currently evaluating the effect of this standard on future consolidated financial statements.